Stock Warrants and Earnouts - Summary of Fair Value Earnout Liability Basis Valuation Techniques (Detail) - Earnout Shares [Member]	Mar. 12, 2021 yr	Feb. 26, 2021 yr
Current stock price [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Earnout Liability Measurement Input	27.84	30.83
Expected volatility [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Earnout Liability Measurement Input	0.7200	0.7160
Risk-free interest rate [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Earnout Liability Measurement Input	0.0085	0.0075
Dividend rate [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Earnout Liability Measurement Input	0.0000	0.0000
Expected term (years) [Member]
Fair Value Earnout Liability Basis Valuation Techniques [Line Items]
Earnout Liability Measurement Input	4.96	5.00